SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
(a) Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(b) Foreign currency translation and transactions

The functional and reporting currency of the Company and the Company's subsidiaries domiciled in British Virgin Islands and Hong Kong are the United States dollar ("U.S. dollar"). The financial records of the Company's other subsidiaries located in the PRC are maintained in their local currency, the Renminbi ("RMB"), which are the functional currency of these entities.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income for the respective periods.

For financial reporting purposes, the financial statements of the Company prepared using RMB are translated into Company’s reporting currency, the US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The exchange rates applied are as follows:

		December 31, 2017	December 31, 2016
RMB exchange rate at balance sheets dates		6.5127	6.9370

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Average exchange rate for each year	6.7547	6.6423	6.2264

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The source of the exchange rates for 2017 is generated from the OANDA. The source of the exchange rates for 2016 is generated from the People's Bank of China. There is no significant difference between these two sources.

Use of Estimates, Policy [Policy Text Block]
(c) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amount of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. However, actual results could differ materially from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
(d) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits held with banks. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
(e) Accounts receivable and other receivables

Accounts receivable and other receivables are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. As of December 31, 2017 and 2016, no allowance for doubtful accounts was provided for accounts receivable and other receivables.

Inventory, Policy [Policy Text Block]
(f) Inventories

Inventories are stated at lower of cost or net realizable value. Cost is determined using the weighted average method. The variable production overhead is allocated to each unit of production on the basis of the actual use of the production facilities.

Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to the net realizable value.

Property, Plant and Equipment, Policy [Policy Text Block]
(g) Property and equipment, net

The Company states equipment at cost less accumulated depreciation. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets with 5% residual value.

Estimated useful lives of property and equipment:

Useful Life
Vehicles	4 years
Machine	10 years
Building	20 years
Furniture	5 years
Leasehold improvement	Shorter of the remaining lease terms or estimated useful life

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the accounts and includes any gain or loss in the statement of income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred; major additions and betterment to equipment are capitalized.

Statutory Reserve,Policy [Policy Text Block]
(h) Statutory reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). The reserve is used for enterprise expansion, cover enterprise losses and transfer to increase the paid-in capital.

Appropriations to the statutory surplus reserve are required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of Board of Directors.

Revenue Recognition, Policy [Policy Text Block]
(i) Revenue recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product has occurred, title and risk of loss have transferred to the customers and collectability of the receivable is reasonably assured. Revenue is presented net of sales tax and value added tax.

Delivery does not occur until goods have been shipped to the customers, risk of loss has been transferred to the customers and customers’ acceptance has been obtained, or the Company has objective evidence that the criteria specified in customers’ acceptance provisions have been satisfied. The sales price is not considered to be fixed or determinable until all contingencies related to the sale have been resolved. Certain credit terms and limits were granted to customers with low risk of collectability based on the Company’s credit assessment. No material collectability problem has occurred.

The Company does not have arrangements for returns from customers and does not have any future obligations directly or indirectly related to product resale by customers. The Company has no sales incentive programs.

Cost of Sales, Policy [Policy Text Block]	(j) Cost of revenue Cost of revenue mainly comprised of raw material costs, inbound freight charges and purchasing and receiving costs, depreciation and workers’ wages.

Shipping and Handling Cost, Policy [Policy Text Block]
(k) Shipping and handling costs

The Company expenses the shipping and handling costs in conjunction with sale of its products as incurred and the shipping and handling costs are included as part of selling and marketing expenses. Total shipping and handling costs were $89,027, $1,112,599 and nil for the years ended December 31, 2017,2016 and 2015, respectively.

Income Tax, Policy [Policy Text Block]
(l) Taxation

a)	Income taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The Company is required to file its income tax return with Cayman Island and its subsidiaries located in BVI, Hong Kong, and PRC are required to file tax return with BVI, Hong Kong and PRC respectively.

b)	Uncertainty on income taxes position

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years, five years, ten years and twenty years, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent, errors relating to transferring pricing issues and tax evasion, respectively. There were no uncertain tax positions, related interest or penalties as of December 31, 2017 and 2016 and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. Tax years since inception are open to examination by the PRC taxing authority. The Company is not currently under examination nor has it been notified of a pending one.

Comprehensive Income, Policy [Policy Text Block]
(m) Comprehensive income (loss)

Recognized revenue, expenses, gains and losses are included as net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the balance sheet, such items, along with net income or loss, are components of comprehensive income or loss. The components of other comprehensive income or loss consist solely of foreign currency translation adjustments.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(n) Fair value of financial instruments

The Company has adopted ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. It provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, other receivables, and accounts payable. The carrying amounts of such financial instruments in the accompanying balance sheets approximate their fair values due to their relatively short-term nature. It is management’s opinion that the Company is not exposed to any significant currency or credit risks arising from these financial instruments.

Earnings Per Share, Policy [Policy Text Block]
(o) Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. The Company does not issue any potential dilutive shares as of December 31, 2017 and 2016.

New Accounting Pronouncements, Policy [Policy Text Block]
(p) Recently issued accounting standards

FASB Accounting Standards Update No. 2014-09

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, which was subsequently modified in August 2015 by ASU No. 2015-14, Revenue from Contracts with Customers, Deferral of the Effective Date, which defers the effective date of the new revenue recognition standard by one year. As a result, the ASU No. 2014-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2017. The core principle of ASU No. 2014-09 is that companies should recognize revenue when the transfer of promised goods or services to customers occurs in an amount that reflects what the company expects to receive. It requires additional disclosures to describe the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers. In 2016, the FASB issued additional ASUs that clarify the implementation guidance on principal versus agent considerations (ASU 2016-08), on identifying performance obligations and licensing (ASU 2016-10), and on narrow-scope improvements and practical expedients (ASU 2016-12) as well as on the revenue recognition criteria and other technical corrections (ASU 2016-20). Companies may use either a full retrospective or modified retrospective approach to adopt this ASU. After assessing the impact of adoption of this new accounting guidance, the Company believes there will be no material impact on its financial statements and disclosures in the periods after adoption. The Company adopted the guidance on January 1, 2018 and used  the permitted modified retrospective method.

FASB Accounting Standards Update No. 2016-02

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). The amendments in this update create Topic 842, Leases, and supersede the leases requirements in Topic 840, Leases. Topic 842 specifies the accounting for leases. The objective of Topic 842 is to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease. The main difference between Topic 842 and Topic 840 is the recognition of lease assets and lease liabilities for those leases classified as operating leases under Topic 840. Topic 842 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The result of retaining a distinction between finance leases and operating leases is that under the lessee accounting model in Topic 842, the effect of leases in the statement of operations and the statement of cash flows is largely unchanged from previous GAAP. The amendments in ASU 2016-02 are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public business entities. Early application of the amendments in ASU 2016-02 is permitted. Management is currently in the process of evaluating the impact of the adoption of ASU 2016-02 on the Company’s financial statements.